Asset Acquisition (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 06, 2022	Jun. 30, 2020	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2023
Building [Member]
Business Acquisition [Line Items]
Intangible asset acquired, useful lives					20 years
Fixed assets acquired, useful lives				20 years	20 years
Machinery and Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Intangible asset acquired, useful lives					5 years
Fixed assets acquired, useful lives				3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Intangible asset acquired, useful lives					10 years
Fixed assets acquired, useful lives				10 years	10 years
Finite-Lived Intangible Assets [Member]
Business Acquisition [Line Items]
Intangible asset acquired, useful lives					5 years
Safegard Medical, Inc [Member]
Business Acquisition [Line Items]
Acquisition cost	$ 2,936,712
Fair value of assets acquired	$ 53,576
Intangible asset acquired, useful lives	5 years
Transaction costs	$ 53,576
Safegard Medical, Inc [Member] | Building [Member]
Business Acquisition [Line Items]
Fixed assets acquired, useful lives	20 years
Safegard Medical, Inc [Member] | Machinery and Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Fixed assets acquired, useful lives	5 years
Safegard Medical, Inc [Member] | Machinery and Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Fixed assets acquired, useful lives	10 years
Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Asset acquisition		$ 2,500,000
Operating costs			$ 594,000
Share Purchase Agreement [Member] | Safegard Medical, Inc [Member]
Business Acquisition [Line Items]
Consideration paid in cash		2,500,000
Share Purchase Agreement [Member] | Safegard Medical, Inc [Member] | Equity Option [Member]
Business Acquisition [Line Items]
Fair market value of common stock		$ 183,135
Share Purchase Agreement [Member] | Equity Option [Member]
Business Acquisition [Line Items]
Stock options issued		35,714
Exercise price		$ 7.00
Vested options, value		$ 183,135
Share Purchase Agreement [Member] | Stock Option One [Member]
Business Acquisition [Line Items]
Stock options issued		50,000
Exercise price	$ 4.25
Share Purchase Agreement [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Additional consideration, shares		28,571
Share price		$ 7.00
Fair market value of common stock		$ 200,000
Share Purchase Agreement [Member] | Common Stock [Member] | Safegard Medical, Inc [Member]
Business Acquisition [Line Items]
Fair market value of common stock		$ 200,000